UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06526
The Coventry Group

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH	43219

(Address of principal executive offices)	(Zip code)

3435 Stelzer Rd. Columbus, OH	43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-800-282-8782

Date of fiscal year end:	March 31, 2010

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
Signatures
Ex-99

Item 1. Schedule of Investments.

Boston Trust Balanced Fund

Schedule of Portfolio Investments June 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

COMMON STOCKS (52.7%)
Consumer Discretionary (4.9%)
Comcast Corp., Class A	80,000	1,159,200
Johnson Controls, Inc.	40,000	868,800
NIKE, Inc., Class B	20,000	1,035,600
Omnicom Group, Inc.	50,000	1,579,000
Staples, Inc.	55,000	1,109,350
Target Corp.	50,000	1,973,500

		7,725,450

Consumer Products (6.3%)
Costco Wholesale Corp.	30,000	1,371,000
Diageo PLC, Sponsored ADR	35,000	2,003,750
PepsiCo, Inc.	35,000	1,923,600
Procter & Gamble Co.	60,000	3,066,000
Sysco Corp.	75,000	1,686,000

		10,050,350

Energy (7.4%)
Apache Corp.	20,000	1,443,000
Chevron Corp.	28,000	1,855,000
ConocoPhillips	25,000	1,051,500
Exxon Mobil Corp.	65,000	4,544,150
Schlumberger Ltd.	30,000	1,623,300
XTO Energy, Inc.	35,000	1,334,900

		11,851,850

Financial Services (5.9%)
Bank of America Corp.	40,000	528,000
Chubb Corp.	45,000	1,794,600
Cincinnati Financial Corp.	70,000	1,564,500
Comerica, Inc.	20,000	423,000
JPMorgan Chase & Co.	10,000	341,100
PNC Financial Services Group, Inc.	12,500	485,125
State Street Corp.	30,000	1,416,000
SunTrust Banks, Inc.	20,000	329,000
T. Rowe Price Group, Inc.	60,000	2,500,200

		9,381,525

Health Care (7.9%)
Becton, Dickinson & Co.	35,000	2,495,850
C.R. Bard, Inc.	25,000	1,861,250
DENTSPLY International, Inc.	60,000	1,831,200
Johnson & Johnson, Inc.	30,000	1,704,000
Medtronic, Inc.	30,000	1,046,700
Saint Jude Medical, Inc.(a)	35,000	1,438,500
Stryker Corp.	30,000	1,192,200
Varian Medical Systems, Inc.(a)	30,000	1,054,200

		12,623,900

Industrial Materials (2.9%)
Air Products & Chemicals, Inc.	20,000	1,291,800
AptarGroup, Inc.	25,000	844,250
Ecolab, Inc.	25,000	974,750
Sigma-Aldrich Corp.	30,000	1,486,800

		4,597,600

Industrial Products & Services (9.0%)
ABB Ltd., Sponsored ADR	50,000	789,000
Donaldson Co., Inc.	75,000	2,598,000
Emerson Electric Co.	60,000	1,944,000
Illinois Tool Works, Inc.	60,000	2,240,400
Precision Castparts Corp.	30,000	2,190,900
Rockwell Collins, Inc.	25,000	1,043,250
United Parcel Service, Inc., Class B	30,000	1,499,700
W.W. Grainger, Inc.	25,000	2,047,000

		14,352,250

Information Technology (8.4%)
Accenture Ltd., Class A	40,000	1,338,400
Automatic Data Processing, Inc.	25,000	886,000

	Shares or
	Principal
Security Description	Amount ($)	Value ($)

COMMON STOCKS, CONTINUED
Information Technology, Continued
Cisco Systems, Inc.(a)	100,000	1,864,000
EMC Corp.(a)	125,000	1,637,500
International Business Machines Corp.	10,000	1,044,200
Microsoft Corp.	125,000	2,971,250
Nokia Corp., Sponsored ADR	75,000	1,093,500
Oracle Corp.	120,000	2,570,400

		13,405,250

TOTAL COMMON STOCKS (Cost $67,092,296)		83,988,175

CORPORATE BONDS (3.9%)
Basic Materials (0.3%)
Weyerhaeuser Co., 6.75%, 3/15/12	100,000	100,097
Weyerhaeuser Co., 7.25%, 7/1/13	300,000	293,684

		393,781

Consumer Products (0.3%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	515,633

Financial Services (2.3%)
American Express Co., 7.00%, 3/19/18	1,250,000	1,215,739
American Express Co., 8.13%, 5/20/19	850,000	883,566
John Deere Capital Corp., Series D, 5.35%, 4/3/18	1,000,000	995,741
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	627,907

		3,722,953

Industrial Products & Services (0.2%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	307,363

Information Technology (0.5%)
Oracle Corp., 5.75%, 4/15/18	750,000	792,498

Telecommunications (0.3%)
AT&T, Inc., 5.63%, 6/15/16	500,000	515,284

TOTAL CORPORATE BONDS (Cost $6,109,158)		6,247,512

MUNICIPAL BONDS (4.2%)
Florida (0.7%)
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,066,530

Illinois (1.0%)
Illinois State, Series A, GO, 5.00%, 3/1/22, Callable 3/1/14 @ 100	750,000	768,705
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	510,575
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	245,965

		1,525,245

Massachusetts (0.7%)
Massachusetts State, Series C, GO, 5.50%, 12/1/22, FSA	1,000,000	1,155,540

Ohio (0.3%)
Ohio State, Series D, GO, 4.50%, 9/15/22, MBIA, Callable 3/15/16 @ 100	500,000	511,575

Washington (0.8%)
Washington State, Series A, GO, 5.00%, 7/1/20, FSA, Callable 7/1/14 @ 100	1,000,000	1,053,110
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	260,020

		1,313,130

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Boston Trust Balanced Fund

Schedule of Portfolio Investments June 30, 2009 (Unaudited)

	Shares or
	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS, CONTINUED
Wisconsin (0.7%)
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	209,128
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100	750,000	809,715

		1,018,843

TOTAL MUNICIPAL BONDS (Cost $6,488,200)		6,590,863

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (36.9%)
Federal Farm Credit Bank
4.75%, 12/7/09	2,000,000	2,038,942
6.30%, 12/20/10	1,500,000	1,619,469
Federal Home Loan Bank
2.25%, 4/13/12	7,500,000	7,595,535
4.88%, 12/14/12	13,000,000	14,146,366
5.00%, 10/13/11	3,000,000	3,237,405
5.25%, 9/11/09	5,000,000	5,047,700
5.25%, 6/11/10	5,000,000	5,224,830
5.25%, 6/10/11	3,000,000	3,219,315
5.25%, 9/13/13	5,000,000	5,507,620
5.38%, 6/8/12	5,000,000	5,497,310
Government National Mortgage Association, 6.00%, 10/15/36	2,357,485	2,459,059
U.S. Treasury Inflation Protected Bonds, 3.50%, 1/15/11	2,500,000	3,191,339

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $56,163,156)		58,784,890

INVESTMENT COMPANY (2.0%)
Victory Federal Money Market, Investor Shares, 0.03% (Cost $3,210,515)(b)	3,210,515	3,210,515

Total Investments (Cost $139,063,325)(c)(d) — 99.7%		158,821,955
Other assets in excess of liabilities — 0.3%		474,668

NET ASSETS — 100.0%		$159,296,623

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2009.
(c)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157 and FASB Staff Position 157-4. See attached summary.
(d)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$23,964,675
Gross unrealized depreciation	(4,238,906)

Net unrealized appreciation	$19,725,769

ADR	American Depositary Receipt
FSA	Insured by Financial Security Assurance
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Association
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Boston Trust Equity Fund

Schedule of Portfolio Investments June 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

COMMON STOCKS (98.1%)
Consumer Discretionary (10.2%)
Comcast Corp., Class A	40,000	579,600
Johnson Controls, Inc.	25,000	543,000
NIKE, Inc., Class B	10,000	517,800
Omnicom Group, Inc.	35,000	1,105,300
Staples, Inc.	25,000	504,250
Target Corp.	30,000	1,184,100

		4,434,050

Consumer Products (9.8%)
Costco Wholesale Corp.	15,000	685,500
Diageo PLC, Sponsored ADR	17,500	1,001,875
PepsiCo, Inc.	10,000	549,600
Procter & Gamble Co.	20,000	1,022,000
Sysco Corp.	45,000	1,011,600

		4,270,575

Energy (13.7%)
Apache Corp.	12,000	865,800
Chevron Corp.	15,000	993,750
ConocoPhillips	2,500	105,150
Exxon Mobil Corp.	32,500	2,272,075
Schlumberger Ltd.	20,000	1,082,200
XTO Energy, Inc.	17,000	648,380

		5,967,355

Financial Services (11.1%)
Bank of America Corp.	15,000	198,000
Chubb Corp.	25,000	997,000
Cincinnati Financial Corp.	35,000	782,250
Comerica, Inc.	7,500	158,625
JPMorgan Chase & Co.	5,000	170,550
PNC Financial Services Group, Inc.	5,000	194,050
State Street Corp.	15,000	708,000
SunTrust Banks, Inc.	10,000	164,500
T. Rowe Price Group, Inc.	35,000	1,458,450

		4,831,425

Health Care (14.1%)
Becton, Dickinson & Co.	17,500	1,247,925
C.R. Bard, Inc.	12,500	930,625
DENTSPLY International, Inc.	30,000	915,600
Johnson & Johnson, Inc.	10,000	568,000
Medtronic, Inc.	25,000	872,250
Saint Jude Medical, Inc.(a)	15,000	616,500
Stryker Corp.	12,500	496,750
Varian Medical Systems, Inc.(a)	15,000	527,100

		6,174,750

Industrial Materials (6.8%)
Air Products & Chemicals, Inc.	15,000	968,850
AptarGroup, Inc.	12,500	422,125
Ecolab, Inc.	15,000	584,850
Sigma-Aldrich Corp.	20,000	991,200

		2,967,025

Industrial Products & Services (18.1%)
ABB Ltd., Sponsored ADR	30,000	473,400
Donaldson Co., Inc.	30,000	1,039,200
Emerson Electric Co.	37,500	1,215,000
Illinois Tool Works, Inc.	35,000	1,306,900
Precision Castparts Corp.	20,000	1,460,600
Rockwell Collins, Inc.	15,000	625,950
United Parcel Service, Inc., Class B	15,000	749,850
W.W. Grainger, Inc.	12,500	1,023,500

		7,894,400

Information Technology (14.3%)
Accenture Ltd., Class A	25,000	836,500
Automatic Data Processing, Inc.	20,000	708,800

Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Information Technology, Continued
Cisco Systems, Inc.(a)	50,000	932,000
EMC Corp.(a)	75,000	982,500
Microsoft Corp.	50,000	1,188,500
Nokia Corp., Sponsored ADR	35,000	510,300
Oracle Corp.	50,000	1,071,000

		6,229,600

TOTAL COMMON STOCKS (Cost $35,525,720)		42,769,180

INVESTMENT COMPANY (1.8%)
Victory Federal Money Market, Investor Shares, 0.03% (Cost $773,815)(b)	773,815	773,815

Total Investments (Cost $36,299,535)(c)(d) — 99.9%		43,542,995
Other assets in excess of liabilities — 0.1%		44,187

NET ASSETS — 100.0%		$43,587,182

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2009.
(c)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157 and FASB Staff Position 157-4. See attached summary.
(d)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$10,700,175
Gross unrealized depreciation	(3,547,212)

Net unrealized appreciation	$7,152,963

ADR	American Depositary Receipt
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Boston Trust Small Cap Fund

Schedule of Portfolio Investments June 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

COMMON STOCKS (99.4%)
Consumer Discretionary (12.3%)
Ambassadors Group, Inc.	15,600	214,812
Capella Education Co.(a)	13,100	785,345
Gentex Corp.	82,000	951,200
Hibbett Sports, Inc.(a)	18,700	336,600
John Wiley & Sons, Inc., Class A	35,900	1,193,675
LKQ Corp.(a)	61,500	1,011,675
Lululemon Athletica, Inc.(a)	24,900	324,447
NutriSystem, Inc.	9,525	138,112
Pre-Paid Legal Services, Inc.(a)	8,000	348,720
Strayer Education, Inc.	7,000	1,526,770
Timberland Co., Class A(a)	32,500	431,275
Under Armour, Inc., Class A(a)	13,600	304,368

		7,566,999

Consumer Products (5.8%)
Diamond Foods, Inc.	27,700	772,830
Green Mountain Coffee Roasters, Inc.(a)	13,650	806,988
Hain Celestial Group, Inc.(a)	25,700	401,177
Lifeway Foods, Inc.(a)	45,600	588,240
United Natural Foods, Inc.(a)	33,100	868,875
Whole Foods Market, Inc.	7,500	142,350

		3,580,460

Energy (4.6%)
CARBO Ceramics, Inc.	20,600	704,520
CREDO Petroleum Corp.(a)	27,200	290,496
Dawson Geophysical Co.(a)	10,000	298,500
Encore Acquisition Co.(a)	38,000	1,172,300
NATCO Group, Inc., Class A(a)	11,200	368,704

		2,834,520

Financial Services (17.8%)
Assured Guaranty Ltd.	90,000	1,114,200
Bank of Hawaii Corp.	32,000	1,146,560
Commerce Bancshares, Inc.	19,100	607,953
Corporate Office Properties	30,400	891,632
Digital Realty Trust, Inc.	30,800	1,104,180
Dime Community Bancshares	117,900	1,074,069
eHealth, Inc.(a)	52,500	927,150
Independent Bank Corp.	21,900	431,430
Investment Technology Group, Inc.(a)	28,000	570,920
Jones Lang LaSalle, Inc.	22,300	729,879
Parkway Properties, Inc.	21,600	280,800
SEI Investments Co.	8,300	149,732
Signature Bank(a)	12,275	332,898
Southside Bancshares, Inc.	17,600	402,512
Umpqua Holdings Corp.	33,000	256,080
Wainwright Bank & Trust Co.	17,495	137,336
Wilmington Trust Corp.	58,000	792,280

		10,949,611

Health Care (15.0%)
Dionex Corp.(a)	21,000	1,281,630
Gen-Probe, Inc.(a)	12,200	524,356
ICU Medical, Inc.(a)	18,400	757,160
IDEXX Laboratories, Inc.(a)	28,900	1,335,180
Immucor, Inc.(a)	10,700	147,232
Landauer, Inc.	22,000	1,349,480
Martek Biosciences Corp.(a)	15,900	336,285
Meridian Bioscience, Inc.	64,100	1,447,378
Neogen Corp.(a)	18,500	536,130
ResMed, Inc.(a)	3,725	151,719
West Pharmaceutical Services, Inc.	30,500	1,062,925
ZOLL Medical Corp.(a)	17,225	333,132

		9,262,607

Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Industrial Materials (2.2%)
Commercial Metals Co.	17,000	272,510
Minerals Technologies, Inc.	20,500	738,410
Quaker Chemical Corp.	26,300	349,527

		1,360,447

Industrial Products & Services (16.0%)
American Science & Engineering, Inc.	4,750	328,320
Apogee Enterprises, Inc.	27,400	337,020
Baldor Electric Co.	51,500	1,225,185
CLARCOR, Inc.	41,000	1,196,790
ESCO Technologies, Inc.(a)	14,100	631,680
Fuel-Tech, Inc.(a)	12,975	125,857
Genesee & Wyoming, Inc., Class A(a)	40,000	1,060,400
Herman Miller, Inc.	17,200	263,848
Layne Christensen Co.(a)	11,800	241,310
Lindsay Manufacturing Co.	16,200	536,220
Met-Pro Corp.	20,400	220,728
Middleby Corp.(a)	10,000	439,200
Simpson Manufacturing Co., Inc.	37,900	819,398
SunPower Corp., Class B(a)	10,000	239,500
Team, Inc.(a)	30,200	473,234
Wabtec Corp.	34,000	1,093,780
Watts Water Technologies, Inc., Class A	29,500	635,430

		9,867,900

Information Technology (20.1%)
Alvarion Ltd.(a)	42,000	187,740
Blackbaud, Inc.	34,100	530,255
Blackboard, Inc.(a)	11,300	326,118
Coherent, Inc.(a)	14,900	308,132
Computer Programs & Systems, Inc.	8,500	325,635
F5 Networks, Inc.(a)	24,500	847,455
Itron, Inc.(a)	19,500	1,073,865
J2 Global Communications, Inc.(a)	56,400	1,272,384
National Instruments Corp.	16,200	365,472
Net 1 UEPS Technologies, Inc.(a)	54,900	746,091
Plantronics, Inc.	65,400	1,236,714
Polycom, Inc.(a)	66,200	1,341,874
Power Integrations, Inc.	62,000	1,474,980
Quality Systems, Inc.	27,000	1,537,920
RADVision Ltd.(a)	64,000	501,120
Renaissance Learning, Inc.	29,000	267,090

		12,342,845

Telecommunications (0.5%)
NII Holdings, Inc.(a)	15,000	286,050

Utilities (5.1%)
American States Water Co.	6,700	232,088
New Jersey Resources Corp.	38,000	1,407,520
Ormat Technologies, Inc.	8,400	338,604
South Jersey Industries, Inc.	34,000	1,186,260

		3,164,472

TOTAL COMMON STOCKS (Cost $61,066,464)		61,215,911

INVESTMENT COMPANIES (5.9%)
Cavanal Hill U.S. Treasury Fund, 0.01%(b)	244,767	244,767
SEI Daily Income Trust Government II Fund, Class A, 0.12%(b)	245,878	245,878
Victory Federal Money Market, Investor Shares, 0.03%(b)	3,118,055	3,118,055

TOTAL INVESTMENT COMPANIES (Cost $3,608,700)		3,608,700

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Boston Trust Small Cap Fund

Schedule of Portfolio Investments June 30, 2009 (Unaudited)

Total Investments (Cost $64,675,164)(c)(d) — 105.3%	$64,824,611
Liabilities in excess of other assets — (5.3)%	(3,245,365)

NET ASSETS — 100.0%	$61,579,246

(a)	Non-income producing security.
(b)	Rate disclosed represents the seven day yield as of June 30, 2009.
(c)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157 and FASB Staff Position 157-4. See attached summary.
(d)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$4,799,537
Gross unrealized depreciation	(4,650,874)

Net unrealized appreciation	$148,663

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Boston Trust Midcap Fund

Schedule of Portfolio Investments June 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

COMMON STOCKS (96.9%)
Consumer Discretionary (10.8%)
Abercrombie & Fitch Co., Class A	2,500	63,475
Autoliv, Inc.	4,650	133,781
Coach, Inc.	5,750	154,560
Guess?, Inc.	4,000	103,120
John Wiley & Sons, Inc., Class A	2,500	83,125
Nordstrom, Inc.	5,000	99,450
Omnicom Group, Inc.	6,500	205,270
Ross Stores, Inc.	4,500	173,700

		1,016,481

Consumer Products (9.1%)
Alberto-Culver Co.	9,000	228,870
Brown-Forman Corp., Class B	3,000	128,940
Church & Dwight Co., Inc.	2,000	108,620
Clorox Co.	1,400	78,162
Energizer Holdings, Inc.(a)	2,500	130,600
McCormick & Co., Inc.	5,500	178,915

		854,107

Energy (7.1%)
Cabot Oil & Gas Corp.	6,000	183,840
Murphy Oil Corp.	6,000	325,920
Questar Corp.	2,650	82,442
Smith International, Inc.	3,000	77,250

		669,452

Financial Services (11.2%)
Bank of Hawaii Corp.	2,250	80,618
Cincinnati Financial Corp.	5,130	114,655
Commerce Bancshares, Inc.	2,750	87,532
Digital Realty Trust, Inc.	1,500	53,775
M&T Bank Corp.	2,800	142,604
SEI Investments Co.	9,000	162,360
T. Rowe Price Group, Inc.	7,000	291,690
TD Ameritrade Holding Corp.(a)	6,700	117,518

		1,050,752

Health Care (14.5%)
C.R. Bard, Inc.	3,000	223,350
DENTSPLY International, Inc.	7,500	228,900
Gen-Probe, Inc.(a)	1,700	73,066
Laboratory Corp. of America Holdings(a)	900	61,011
PerkinElmer, Inc.	6,000	104,400
ResMed, Inc.(a)	2,200	89,606
Smith & Nephew PLC, Sponsored ADR	2,500	93,150
Techne Corp.	2,250	143,572
Varian Medical Systems, Inc.(a)	4,000	140,560
Waters Corp.(a)	4,000	205,880

		1,363,495

Industrial Materials (8.5%)
Airgas, Inc.	2,750	111,458
AptarGroup, Inc.	7,000	236,390
Ecolab, Inc.	4,000	155,960
Sigma-Aldrich Corp.	6,000	297,360

		801,168

Industrial Products & Services (17.4%)
AMETEK, Inc.	3,250	112,385
C.H. Robinson Worldwide, Inc.	4,000	208,600
CLARCOR, Inc.	3,600	105,084
Donaldson Co., Inc.	8,000	277,120
Expeditors International of Washington, Inc.	4,500	150,030
L-3 Communications Holdings, Inc.	1,200	83,256
Mettler-Toledo International, Inc.(a)	1,800	138,870
Precision Castparts Corp.	2,700	197,181
Rockwell Collins, Inc.	3,750	156,487
W.W. Grainger, Inc.	2,500	204,700

		1,633,713

Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Information Technology (13.2%)
Amdocs Ltd.(a)	6,250	134,062
Citrix Systems, Inc.(a)	6,500	207,285
Cognizant Technology Solutions Corp., Class A(a)	4,000	106,800
FactSet Research Systems, Inc.	3,500	174,545
Fiserv, Inc.(a)	2,150	98,255
Intuit, Inc.(a)	4,000	112,640
Juniper Networks, Inc.(a)	5,000	118,000
NetApp, Inc.(a)	7,000	138,040
Paychex, Inc.	4,000	100,800
Total System Services, Inc.	4,000	53,560

		1,243,987

Telecommunications (2.5%)
NII Holdings, Inc.(a)	3,000	57,210
Time Warner Cable, Inc.	5,525	174,977

		232,187

Utilities (2.6%)
Energen Corp.	2,700	107,730
New Jersey Resources Corp.	3,750	138,900

		246,630

TOTAL COMMON STOCKS (Cost $8,682,931)		9,111,972

INVESTMENT COMPANY (1.9%)
Victory Federal Money Market, Investor Shares, 0.03% (Cost $173,552)(b)	173,552	173,552

Total Investments (Cost $8,856,483)(c)(d) — 98.8%		9,285,524
Other assets in excess of liabilities — 1.2%		115,753

NET ASSETS — 100.0%		$9,401,277

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2009.
(c)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157 and FASB Staff Position 157-4. See attached summary.
(d)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$1,872,311
Gross unrealized depreciation	(1,443,270)

Net unrealized appreciation	$429,041

ADR	American Depositary Receipt
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Walden Social Balanced Fund

Schedule of Portfolio Investments June 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

COMMON STOCKS (52.0%)
Consumer Discretionary (5.5%)
Johnson Controls, Inc.	8,000	173,760
Lowe’s Cos., Inc.	8,000	155,280
NIKE, Inc., Class B	7,500	388,350
Omnicom Group, Inc.	8,000	252,640
Target Corp.	5,000	197,350
The Home Depot, Inc.	6,000	141,780
The TJX Cos., Inc.	5,000	157,300
The Walt Disney Co.	11,000	256,630

		1,723,090

Consumer Products (7.1%)
Colgate-Palmolive Co.	6,000	424,440
Costco Wholesale Corp.	8,500	388,450
General Mills, Inc.	3,000	168,060
PepsiCo, Inc.	7,600	417,696
Procter & Gamble Co.	9,500	485,450
Sysco Corp.	15,000	337,200

		2,221,296

Energy (6.8%)
Apache Corp.	5,500	396,825
BG Group PLC, Sponsored ADR	4,000	337,400
BP PLC, Sponsored ADR	13,000	619,840
ConocoPhillips	11,000	462,660
Questar Corp.	5,000	155,550
Weatherford International Ltd.(a)	8,000	156,480

		2,128,755

Financial Services (4.4%)
Chubb Corp.	6,000	239,280
Cincinnati Financial Corp.	5,700	127,395
M&T Bank Corp.	800	40,744
PNC Financial Services Group, Inc.	1,700	65,977
State Street Corp.	1,900	89,680
SunTrust Banks, Inc.	2,500	41,125
T. Rowe Price Group, Inc.	10,000	416,700
The Charles Schwab Corp.	9,000	157,860
Visa, Inc., Class A	3,000	186,780

		1,365,541

Health Care (8.6%)
Becton, Dickinson & Co.	4,000	285,240
C.R. Bard, Inc.	3,500	260,575
DENTSPLY International, Inc.	11,000	335,720
Johnson & Johnson, Inc.	9,000	511,200
Medtronic, Inc.	3,000	104,670
Novartis AG, Sponsored ADR	5,000	203,950
Saint Jude Medical, Inc.(a)	5,000	205,500
Stryker Corp.	5,000	198,700
Teva Pharmaceutical Industries Ltd., Sponsored ADR	4,000	197,360
Varian Medical Systems, Inc.(a)	5,000	175,700
Waters Corp.(a)	4,000	205,880

		2,684,495

Industrial Materials (3.1%)
AptarGroup, Inc.	8,000	270,160
Ecolab, Inc.	4,000	155,960
Praxair, Inc.	3,000	213,210
Sigma-Aldrich Corp.	6,500	322,140

		961,470

Industrial Products & Services (7.1%)
3M Co.	4,200	252,420
ABB Ltd., Sponsored ADR	14,500	228,810
Donaldson Co., Inc.	9,500	329,080
Emerson Electric Co.	13,000	421,200
Illinois Tool Works, Inc.	10,500	392,070

	Shares or
	Principal
Security Description	Amount ($)	Value ($)

COMMON STOCKS, CONTINUED
Industrial Products & Services, Continued
United Parcel Service, Inc., Class B	5,000	249,950
W.W. Grainger, Inc.	4,000	327,520

		2,201,050

Information Technology (8.4%)
Accenture Ltd., Class A	7,000	234,220
Adobe Systems, Inc.(a)	8,000	226,400
Cisco Systems, Inc.(a)	18,000	335,520
EMC Corp.(a)	15,000	196,500
Google, Inc., Class A(a)	400	168,636
Hewlett-Packard Co.	5,000	193,250
International Business Machines Corp.	2,700	281,934
Microsoft Corp.	11,000	261,470
Nokia Corp., Sponsored ADR	16,000	233,280
Oracle Corp.	8,000	171,360
Paychex, Inc.	6,000	151,200
SAP AG, Sponsored ADR	4,000	160,760

		2,614,530

Telecommunications (1.0%)
QUALCOMM, Inc.	3,500	158,200
Time Warner Cable, Inc.	5,266	166,774

		324,974

TOTAL COMMON STOCKS (Cost $16,596,635)		16,225,201

CORPORATE BONDS (9.4%)
Financial Services (7.4%)
American Express Co., 7.00%, 3/19/18	250,000	243,148
BP Capital Markets PLC, 5.25%, 11/7/13	500,000	537,177
Calvert Social Investment Foundation, 3.00%, 12/31/11	175,000	175,000
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	313,953
Wells Fargo & Co., 3.00%, 12/9/11	1,000,000	1,033,945

		2,303,223

Health Care (1.0%)
Abbott Laboratories, 5.60%, 5/15/11	300,000	320,660

Information Technology (0.7%)
Oracle Corp., 5.75%, 4/15/18	200,000	211,333

Telecommunications (0.3%)
AT&T, Inc., 5.50%, 2/1/18	100,000	100,023

TOTAL CORPORATE BONDS (Cost $2,823,375)		2,935,239

MUNICIPAL BONDS (4.4%)
California (0.8%)
California State, GO, 4.50%, 8/1/28, AMBAC, Callable 2/1/17 @ 100	310,000	247,910

Florida (0.8%)
Florida State Board of Education, Series B, GO, 4.75%, 6/1/26, Callable 6/1/14 @ 101	250,000	251,652

Illinois (0.7%)
Illinois State, GO, 5.00%, 6/1/27, FGIC, Callable 6/1/13 @ 100	200,000	200,552

Massachusetts (0.8%)
Massachusetts State, Series A, GO, 5.00%, 8/1/26, Callable 8/1/18 @ 100	250,000	262,255

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Walden Social Balanced Fund

Schedule of Portfolio Investments June 30, 2009 (Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS, CONTINUED
Ohio (0.5%)
Ohio State, Series D, GO, 4.50%, 9/15/22, MBIA, Callable 3/15/16 @ 100	150,000	153,473

Washington (0.8%)
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	260,020

TOTAL MUNICIPAL BONDS (Cost $1,382,113)		1,375,862

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (27.4%)
Federal Farm Credit Bank
2.13%, 6/18/12	250,000	251,001
6.00%, 3/7/11	500,000	541,250
Federal Home Loan Bank
1.63%, 3/16/11	4,000,000	4,039,084
3.75%, 8/18/09	200,000	200,927
4.63%, 2/18/11	500,000	529,340
5.00%, 12/21/15	300,000	324,665
5.25%, 12/11/20	500,000	530,506
Financing Corp. (FICO), 2.92%, 4/5/13(b)	100,000	87,612
Government National Mortgage Association
6.00%, 7/15/34	130,943	136,585
6.00%, 10/15/36	150,141	156,610
6.50%, 2/15/32	7,601	8,173
6.50%, 5/15/32	89,590	96,327
Housing and Urban Development, 7.50%, 8/1/11, Callable 8/17/09 @ 100	200,000	201,164
U.S. Treasury Inflation Protected Bonds
2.00%, 4/15/12	1,000,000	1,076,292
3.00%, 7/15/12	300,000	376,359

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,353,675)		8,555,895

CERTIFICATES OF DEPOSIT (0.3%)
Shorebank Pacific Bank, 3.38%, 5/10/14	50,000	50,000
Vermont Development Credit Union, 3.75%, 7/13/09	50,000	50,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $100,000)		100,000

INVESTMENT COMPANIES (5.9%)
Cavanal Hill U.S. Treasury Fund, 0.01%(c)	278,290	278,290
Victory Federal Money Market, Investor Shares, 0.03%(c)	1,567,740	1,567,740

TOTAL INVESTMENT COMPANIES (Cost $1,846,030)		1,846,030

Total Investments (Cost $31,101,828)(d)(e) — 99.4%		31,038,227
Other assets in excess of liabilities — 0.6%		183,314

NET ASSETS — 100.0%		$31,221,541

(a)	Non-income producing security.
(b)	Rate represents the effective yield at purchase.
(c)	Rate disclosed is the seven day yield as of June 30, 2009.
(d)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157 and FASB Staff Position 157-4. See attached summary.
(e)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$1,987,229
Gross unrealized depreciation	(2,089,828)

Net unrealized depreciation	$(102,599)

ADR	American Depositary Receipt
AMBAC	Insured by American Municipal Bond Assurance Corporation
FGIC	Insured by Financial Guaranty Insurance Company
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Association
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Walden Social Equity Fund

Schedule of Portfolio Investments June 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

COMMON STOCKS (98.5%)
Consumer Discretionary (7.8%)
Lowe’s Cos., Inc.	40,000	776,400
NIKE, Inc., Class B	20,000	1,035,600
Omnicom Group, Inc.	30,000	947,400
The TJX Cos., Inc.	27,000	849,420
The Walt Disney Co.	30,000	699,900

		4,308,720

Consumer Products (10.3%)
Colgate-Palmolive Co.	12,000	848,880
Costco Wholesale Corp.	18,000	822,600
General Mills, Inc.	15,000	840,300
McCormick & Co., Inc.	18,000	585,540
PepsiCo, Inc.	17,000	934,320
Procter & Gamble Co.	16,000	817,600
Sysco Corp.	38,000	854,240

		5,703,480

Energy (15.0%)
Apache Corp.	25,000	1,803,750
BG Group PLC, Sponsored ADR	15,000	1,265,250
BP PLC, Sponsored ADR	40,000	1,907,200
ConocoPhillips	40,000	1,682,400
Questar Corp.	16,000	497,760
Weatherford International Ltd.(a)	20,000	391,200
XTO Energy, Inc.	20,000	762,800

		8,310,360

Financial Services (9.4%)
Chubb Corp.	25,000	997,000
Cincinnati Financial Corp.	40,000	894,000
Comerica, Inc.	16,000	338,400
JPMorgan Chase & Co.	10,000	341,100
PNC Financial Services Group, Inc.	9,000	349,290
SunTrust Banks, Inc.	22,000	361,900
T. Rowe Price Group, Inc.	33,030	1,376,360
The Charles Schwab Corp.	30,000	526,200

		5,184,250

Health Care (13.4%)
Becton, Dickinson & Co.	12,000	855,720
C.R. Bard, Inc.	7,000	521,150
DENTSPLY International, Inc.	25,000	763,000
Johnson & Johnson, Inc.	17,000	965,600
Medtronic, Inc.	29,000	1,011,810
Roche Holdings Ltd., Sponsored ADR	16,000	545,760
Saint Jude Medical, Inc.(a)	20,000	822,000
Stryker Corp.	20,000	794,800
Varian Medical Systems, Inc.(a)	15,000	527,100
Waters Corp.(a)	12,000	617,640

		7,424,580

Industrial Materials (6.9%)
Air Products & Chemicals, Inc.	16,000	1,033,440
AptarGroup, Inc.	25,000	844,250
Praxair, Inc.	13,000	923,910
Sigma-Aldrich Corp.	20,000	991,200

		3,792,800

Industrial Products & Services (14.6%)
3M Co.	18,000	1,081,800
Donaldson Co., Inc.	25,000	866,000
Emerson Electric Co.	36,000	1,166,400
Expeditors International of Washington, Inc.	23,000	766,820
Hubbell, Inc., Class B	25,000	801,500
Illinois Tool Works, Inc.	36,000	1,344,240
United Parcel Service, Inc., Class B	20,000	999,800
W.W. Grainger, Inc.	13,000	1,064,440

		8,091,000

Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Information Technology (16.8%)
Accenture Ltd., Class A	25,000	836,500
Automatic Data Processing, Inc.	25,000	886,000
Cisco Systems, Inc.(a)	50,000	932,000
Dell, Inc.(a)	65,000	892,450
EMC Corp.(a)	60,000	786,000
Hewlett-Packard Co.	15,000	579,750
Intel Corp.	50,000	827,500
International Business Machines Corp.	9,000	939,780
Microsoft Corp.	44,000	1,045,880
Nokia Corp., Sponsored ADR	50,000	729,000
Oracle Corp.	40,000	856,800

		9,311,660

Telecommunications (4.3%)
AT&T, Inc.	35,000	869,400
QUALCOMM, Inc.	15,000	678,000
Time Warner Cable, Inc.	26,332	833,935

		2,381,335

TOTAL COMMON STOCKS (Cost $56,638,508)		54,508,185

INVESTMENT COMPANY (1.4%)
Victory Federal Money Market, Investor Shares, 0.03% (Cost $798,178)(b)	798,178	798,178

Total Investments (Cost $57,436,686)(c)(d) — 99.9%		55,306,363
Other assets in excess of liabilities — 0.1%		50,609

NET ASSETS — 100.0%		$55,356,972

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2009.
(c)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157 and FASB Staff Position 157-4. See attached summary.
(d)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$5,073,303
Gross unrealized depreciation	(7,229,794)

Net unrealized depreciation	$(2,156,491)

ADR	American Depositary Receipt
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Walden Small Cap Innovations Fund

Schedule of Portfolio Investments June 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

COMMON STOCKS (99.6%)
Consumer Discretionary (12.5%)
Ambassadors Group, Inc.	2,225	30,638
Capella Education Co.(a)	2,100	125,895
Gentex Corp.	11,500	133,400
Hibbett Sports, Inc.(a)	2,875	51,750
John Wiley & Sons, Inc., Class A	5,500	182,875
LKQ Corp.(a)	9,300	152,985
Lululemon Athletica, Inc.(a)	3,550	46,257
NutriSystem, Inc.	1,600	23,200
Pre-Paid Legal Services, Inc.(a)	1,300	56,667
Strayer Education, Inc.	950	207,204
Timberland Co., Class A(a)	5,200	69,004
Under Armour, Inc., Class A(a)	2,100	46,998

		1,126,873

Consumer Products (5.6%)
Diamond Foods, Inc.	4,150	115,785
Green Mountain Coffee Roasters, Inc.(a)	1,400	82,768
Hain Celestial Group, Inc.(a)	3,900	60,879
Lifeway Foods, Inc.(a)	6,750	87,075
United Natural Foods, Inc.(a)	5,100	133,875
Whole Foods Market, Inc.	975	18,505

		498,887

Energy (4.7%)
CARBO Ceramics, Inc.	3,100	106,020
CREDO Petroleum Corp.(a)	4,025	42,987
Dawson Geophysical Co.(a)	1,600	47,760
Encore Acquisition Co.(a)	5,675	175,074
NATCO Group, Inc., Class A(a)	1,475	48,557

		420,398

Financial Services (18.2%)
Assured Guaranty Ltd.	13,700	169,606
Bank of Hawaii Corp.	4,925	176,463
Commerce Bancshares, Inc.	2,950	93,899
Corporate Office Properties	4,625	135,651
Digital Realty Trust, Inc.	4,675	167,599
Dime Community Bancshares	17,950	163,524
eHealth, Inc.(a)	8,000	141,280
Independent Bank Corp.	3,275	64,518
Investment Technology Group, Inc.(a)	4,150	84,619
Jones Lang LaSalle, Inc.	3,350	109,645
Parkway Properties, Inc.	3,375	43,875
SEI Investments Co.	1,225	22,099
Signature Bank(a)	1,675	45,426
Southside Bancshares, Inc.	2,527	57,792
Umpqua Holdings Corp.	5,100	39,576
Wilmington Trust Corp.	8,950	122,257

		1,637,829

Health Care (14.5%)
Dionex Corp.(a)	3,275	199,873
Gen-Probe, Inc.(a)	1,750	75,215
ICU Medical, Inc.(a)	2,650	109,048
IDEXX Laboratories, Inc.(a)	3,925	181,335
Immucor, Inc.(a)	1,525	20,984
Landauer, Inc.	3,075	188,620
Martek Biosciences Corp.(a)	2,225	47,059
Meridian Bioscience, Inc.	9,125	206,042
Neogen Corp.(a)	3,100	89,838
ResMed, Inc.(a)	500	20,365
West Pharmaceutical Services, Inc.	4,600	160,310

		1,298,689

Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Industrial Materials (2.6%)
Commercial Metals Co.	4,475	71,735
Minerals Technologies, Inc.	3,100	111,662
Quaker Chemical Corp.	4,025	53,492

		236,889

Industrial Products & Services (15.8%)
American Science & Engineering, Inc.	650	44,928
Apogee Enterprises, Inc.	4,125	50,737
Baldor Electric Co.	7,500	178,425
CLARCOR, Inc.	6,250	182,437
Fuel-Tech, Inc.(a)	2,200	21,340
Genesee & Wyoming, Inc., Class A(a)	6,725	178,280
Herman Miller, Inc.	2,475	37,967
Layne Christensen Co.(a)	1,725	35,276
Lindsay Manufacturing Co.	2,425	80,267
Met-Pro Corp.	3,375	36,518
Middleby Corp.(a)	1,575	69,174
Simpson Manufacturing Co., Inc.	5,700	123,234
SunPower Corp., Class B(a)	1,550	37,123
Team, Inc.(a)	4,625	72,474
Wabtec Corp.	5,400	173,718
Watts Water Technologies, Inc., Class A	4,525	97,468

		1,419,366

Information Technology (20.1%)
Alvarion Ltd.(a)	6,925	30,955
Blackbaud, Inc.	4,900	76,195
Blackboard, Inc.(a)	1,575	45,455
Coherent, Inc.(a)	2,075	42,911
Computer Programs & Systems, Inc.	1,325	50,761
F5 Networks, Inc.(a)	3,750	129,712
Itron, Inc.(a)	2,975	163,833
J2 Global Communications, Inc.(a)	8,275	186,684
National Instruments Corp.	2,400	54,144
Net 1 UEPS Technologies, Inc.(a)	8,400	114,156
Plantronics, Inc.	10,100	190,991
Polycom, Inc.(a)	9,800	198,646
Power Integrations, Inc.	8,375	199,241
Quality Systems, Inc.	3,625	206,480
RADVision Ltd.(a)	9,375	73,406
Renaissance Learning, Inc.	4,000	36,840

		1,800,410

Telecommunications (0.4%)
NII Holdings, Inc.(a)	1,700	32,419

Utilities (5.2%)
American States Water Co.	950	32,908
New Jersey Resources Corp.	5,350	198,164
Ormat Technologies, Inc.	1,325	53,411
South Jersey Industries, Inc.	5,300	184,917

		469,400

TOTAL COMMON STOCKS (Cost $8,305,059)		8,941,160

INVESTMENT COMPANY (0.6%)
Victory Federal Money Market, Investor Shares, 0.03% (Cost $57,741)(b)	57,741	57,741

Total Investments (Cost $8,362,800)(c)(d) — 100.2%		8,998,901
Liabilities in excess of other assets — (0.2)%		(18,503)

NET ASSETS — 100.0%		$8,980,398

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2009.
(c)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157 and FASB Staff Position 157-4. See attached summary.

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Walden Small Cap Innovations Fund

Schedule of Portfolio Investments June 30, 2009 (Unaudited)

(d)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$727,849
Gross unrealized depreciation	(91,857)

Net unrealized appreciation	$635,992

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Boston Trust & Walden Social Funds
June 30, 2009 (Unaudited)

Statement of Financial Accounting Standards No. 157

Various “inputs” are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical assets.
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
• Level 3 —	significant unobservable inputs (including Fund Management’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of June 30, 2009, of each Fund’s investments based on the level of inputs utilized in determining the value of such investments:

		LEVEL 2 - Other Significant
	LEVEL 1- Quoted Prices*	Observable Inputs*	Total
	Investments	Investments	Investments
Fund Name	in Securities($)	in Securities($)	in Securities($)
Boston Trust Balanced Fund	87,198,690	71,623,265	158,821,955
Boston Trust Equity Fund	43,542,995	—	43,542,995
Boston Trust Small Cap Fund	64,824,611	—	64,824,611
Boston Trust Midcap Fund	9,285,524	—	9,285,524
Walden Social Balanced Fund	18,071,231	12,966,996	31,038,227
Walden Social Equity Fund	55,306,363	—	55,306,363
Walden Small Cap Innovations Fund	8,998,901	—	8,998,901

*
In accordance with the provisions of FSP 157-4, the amounts disclosed in Level 1 are equity securities and investment companies, the amounts disclosed in Level 2 are corporate bonds, municipal bonds, U.S. government securities and certificates of deposit. Refer to the Schedules of Portfolio Investments for the breakout of each security by industry type.

The following is a reconciliation of Level 3 investments (certificates of deposit) for which significant unobservable inputs were used to determine fair value:

Walden Social Balanced Fund
Investments in Securities
Balance as of 3/31/09	$100,000
Accrued Accretion (Amortization)	—
Net Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Net Purchase (Sales)	—
Transfers In (Out) of Level 3	(100,000)
Balance as of 6/30/09	$—

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Coventry Group

By (Signature and Title)*	/s/ John Danko

John Danko, President

Date	August 31, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Danko

John Danko, President

Date	August 31, 2009

By (Signature and Title)*	/s/ Robert W. Silva

Robert W. Silva, Treasurer

Date	August 31, 2009